PROVISIONS, CONTINGENCIES AND COMMITMENTS - Commitments - Narrative (Details) t in Millions			12 Months Ended
	Mar. 17, 2020 USD ($)	Mar. 16, 2020 USD ($)	Dec. 31, 2020 USD ($) t	Dec. 31, 2019 USD ($)	Dec. 22, 2020 USD ($)	Mar. 27, 2020 USD ($)	Oct. 26, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Commitments in relation to associates			$ 1,276,000,000	$ 592,000,000
Commitments in relation to joint ventures			1,570,000,000	1,521,000,000
Provision of guarantees or collateral to entity, third party transactions			150,000,000	158,000,000
Property, plant and equipment, pledged as security			136,000,000	155,000,000
Contractual commitments to sell			211,000,000	215,000,000
Ilva
Disclosure of transactions between related parties [line items]
Other commitments, industrial capital expenditure			$ 1,357,000,000	1,311,000,000
Other commitments, industrial capital expenditure, period			5 years
Other commitments, environmental capital expenditure			$ 583,000,000	688,000,000
ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of transactions between related parties [line items]
Contractual capital commitments			126,000,000	139,000,000
ArcelorMittal México S.A. de C.V.
Disclosure of transactions between related parties [line items]
Contractual capital commitments			196,000,000	250,000,000
Total amount of investment program			$ 1,000,000,000
Construction capacity (in tonnes) | t			2.5
ArcelorMittal Brasil S.A.
Disclosure of transactions between related parties [line items]
Other commitments, expected costs to be in compliance			$ 49,000,000
Fine for non-compliance with agreement, maximum			$ 19,000,000	26,000,000
ArcelorMittal USA LLC
Disclosure of transactions between related parties [line items]
Commitments in relation to subsidiaries				7,807,000,000
Commitments in relation to subsidiaries				7,807,000,000
5.146 billion Term Loan, Due 2030
Disclosure of transactions between related parties [line items]
Guarantees (in percent)			60.00%
Notional amount	$ 5,146,000,000	$ 5,146,000,000
Borrowings maturity, term	10 years	10 years
Asset-Based Revolving Credit Facility | Operating Subsidiaries | South Africa
Disclosure of transactions between related parties [line items]
Inventory pledged in asset-based revolving credit facility			$ 168,000,000
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and the revolving base finance facility			103,000,000
7 billion Bridge Term Facilities
Disclosure of transactions between related parties [line items]
Notional amount				7,000,000,000		$ 7
Kryvyi Rih industrial gas
Disclosure of transactions between related parties [line items]
Commitments in relation to associates					$ 561,000,000
Associates
Disclosure of transactions between related parties [line items]
Commitments within sureties, guarantees, LOC, pledges, and other collateral			407,000,000	356,000,000
Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			4,477,000,000	3,836,000,000
Commitments within sureties, guarantees, LOC, pledges, and other collateral			173,000,000	293,000,000
Tameh
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures			737,000,000	852,000,000
Enerfos
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures			604,000,000	649,000,000
Calvert | Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			226,000,000	288,000,000
Al Jubail | Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			347,000,000	346,000,000
AMNS India
Disclosure of transactions between related parties [line items]
Commitments within sureties, guarantees, LOC, pledges, and other collateral, related to joint venture agreement obligation			504,000,000
Commitments within sureties, guarantees, LOC, pledges, and other collateral, related to performance guarantee							$ 600,000,000
Contractual capital commitments							$ 2,600,000,000
AMNS India | Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			3,088,000,000	2,571,000,000
Global Chartering Limited
Disclosure of transactions between related parties [line items]
Commitments within sureties, guarantees, LOC, pledges, and other collateral, related to lease obligations			$ 242,000,000	$ 232,000,000
Global Chartering Limited | Prime Shipping Investments Limited
Disclosure of transactions between related parties [line items]
Commitments, counter guarantee (in percent)			50.00%
CACIB
Disclosure of transactions between related parties [line items]
Commitments within sureties, guarantees, LOC, pledges, and other collateral, related to joint venture agreement obligation			$ 260,000,000